Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 1,289	$ 14,196	$ 1,251	$ 4,218
Impairment of intangible assets	14,007
General and administrative	3,013	12,360	1,211	4,101
Total operating expenses	18,309	26,556	2,462	8,319
Loss from operations	(18,309)	(26,556)	(2,462)	(8,319)
Other income (expenses)
Gain on the sale of IP	1,780	1,005
Interest expense	(39)	(499)	(79)	(320)
Finance expense		(1,347)	(87)
Loss on investment	(36)	(495)	(113)	708
Foreign exchange losses	(269)	(95)	(39)	62
Change in fair value adjustment of derivative and warrant liabilities	12,566	2,087	45	2,131
Change in fair value of convertible debt		(474)	(201)	(573)
Loss on extinguishment of convertible debt		(141)	(116)	(108)
Net other income (loss)	14,002	41	(590)	1,900
Net loss for the period before tax benefit (expense)	(4,307)	(26,515)	(3,052)	(6,419)
Income tax benefit (expense)	1,227	(133)	(33)	(198)
Net loss	(3,080)	(26,648)	(3,085)	(6,617)
Deemed dividend of 8% on Preferred stock	(1,572)
Other comprehensive loss, net of tax:
Net loss	(3,080)		(3,085)
Change in cumulative translation adjustment	(214)	(1,966)	(459)	2,452
Change in fair value attributable to instrument specific credit risk		(9)	(6)	9
Total other comprehensive loss		(28,623)		(4,156)
Less comprehensive loss attributable to non-controlling interests				(15)
Comprehensive loss attributable to common stockholders	(3,294)	(28,623)	(3,550)	(4,141)
Net loss attributable to non-controlling interests				(15)
Net Loss Attributable to common stockholders	$ (4,652)	$ (26,648)	$ (3,085)	$ (6,602)
Basic and diluted net loss per common stock (in Dollars per share)	$ (0.56)	$ (4.19)	$ (0.68)	$ (2.03)
Weighted-average number of common stock outstanding, basic and diluted (in Shares)	8,288,371	6,358,988	4,533,430	3,264,780